DEBT (Schedule of Component of Term Debt Liability Carrying Values) (Details) - Term Debt - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Principal	$ 215,000	$ 215,000
Less: Debt issuance costs, net of amortization	(1,687)	(2,692)
Net carrying amount	$ 213,313	$ 212,308